Statements of Stockholder's Equity - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 23, 2024
Balance, shares at Dec. 23, 2024
Issuance of common stock for cash		$ 0	1,594		1,594
Balance, shares		100
Net income (loss)				(1,594)	(1,594)
Balance at Dec. 31, 2024		$ 0	1,594	(1,594)
Balance, shares at Dec. 31, 2024		100
Issuance of common stock for cash		$ 500	49,500		50,000
Balance, shares		500,000
Net income (loss)				(6,467)	(6,467)
Repurchase of common stock		$ 0	(1,594)		(1,594)
Balance, shares		(100)
Balance at Sep. 30, 2025		$ 500	$ 49,500	$ (8,061)	$ 41,939
Balance, shares at Sep. 30, 2025		500,000